Inventories (Unaudited)	6 Months Ended
Mar. 31, 2013
Unaudited
Notes
Inventories	Note 4: Inventories As of March 31, 2013, the Company has inventories of $41,249 for medical devices and of $1,320 in accessories for the medical devices.